Consolidated Balance Sheets - 10K (Parenthetical) - $ / shares	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 26, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	35,000,000	20,000,000
Common stock, shares issued (in shares)	6,178,962	6,178,962	6,167,254
Common stock, shares outstanding (in shares)	6,178,962	6,178,962	6,167,254